united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21571

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

17605 Wright Street, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 9/30/16

Item 1. Reports to Stockholders.

Newfound Risk Managed Global Sectors Fund
Class A Shares NFGAX
Class C Shares NFGCX
Class I Shares NFGIX

Newfound Total Return Fund
Class A Shares NFBAX
Class C Shares NFBCX
Class I Shares NFBIX

Newfound Multi-Asset Income Fund
Class A Shares NFMAX
Class C Shares NFMCX
Class I Shares NFMIX

Newfound Risk Managed U.S. Sectors Fund
Class A Shares NFDAX
Class C Shares NFDCX
Class I Shares NFDIX

Semi-Annual Report

September 30, 2016

Newfound Risk Managed Global Sectors Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2016

The Fund’s performance figures* for the period ended September 30, 2016 compared to its benchmark:

			Since Inception (1)
	6 Months	1 Year	(Annualized)
Newfound Risk Managed Global Sectors Fund - Class A Shares	5.22%	3.23%	(0.97)%
Newfound Risk Managed Global Sectors Fund - Class A Shares With Load	(0.82)%	(2.67)%	(3.42)%
Newfound Risk Managed Global Sectors Fund - Class C Shares	4.84%	2.47%	(1.73)%
Newfound Risk Managed Global Sectors Fund - Class I Shares	5.31%	3.53%	(0.68)%
MSCI All Country World Index **	6.34%	11.96%	2.34%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until July 31, 2018 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.75%, 2.50% and 1.50% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% of the purchase price. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-855-394-9777.

**	The MSCI All Country World Index (ACWI) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	The Newfound Risk Managed Global Sectors Fund commenced operations on May 19, 2014.

The Fund’s holdings by asset class as of September 30, 2016 are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	99.7%
Short-Term Investments	0.3%
Liabilities in Excess Other Assets	(0.0)%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Newfound Total Return Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2016

The Fund’s performance figures* for the period ended September 30, 2016, compared to its benchmark:

			Since Inception (1)
	6 Months	1 Year	(Annualized)
Newfound Total Return Fund - Class A Shares	3.64%	3.97%	0.19%
Newfound Total Return Fund - Class A Shares With Load	(2.31)%	(2.03)%	(2.65)%
Newfound Total Return Fund - Class C Shares	3.27%	3.19%	(0.45)%
Newfound Total Return Fund - Class I Shares	3.75%	4.33%	0.43%
Barclays Capital U.S. Aggregate Bond Index **	2.68%	5.19%	3.83%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until July 31, 2018 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive offront-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.50%, 2.25% and 1.25% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% of the purchase price. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-855-394-9777.

**	The Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors. The U.S. Aggregate Index is a component of the U.S. Universal Index in its entirety. Fixed income securities are subject to risks including inflationary and interest rate changes, among others. You cannot invest directly in one index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	The Newfound Total Return Fund commenced operations on September 8, 2014.

The Fund’s holdings by asset class as of September 30, 2016, are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Debt	66.2%
Exchange Traded Funds - Equity	15.0%
Exchange Traded Funds - Asset Allocation	10.0%
Exchange Traded Funds - Alternative	1.5%
Short-Term Investments	0.2%
Other Assets in Excess of Liabilities	7.1%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Newfound Multi-Asset Income Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2016

The Fund’s performance figures* for the period ended September 30, 2016, compared to its benchmark:

			Since Inception (1)
	6 Months	1 Year	(Annualized)
Newfound Multi-Asset Income Fund - Class A Shares	6.23%	7.06%	1.39%
Newfound Multi-Asset Income Fund - Class A Shares With Load	0.17%	0.93%	(1.48)%
Newfound Multi-Asset Income Fund - Class C Shares	5.88%	6.31%	0.61%
Newfound Multi-Asset Income Fund - Class I Shares	6.31%	7.25%	1.60%
S&P 500 Total Return Index **	6.40%	15.43%	6.19%
Barclays Capital U.S. Aggregate Bond Index ***	2.68%	5.19%	3.83%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until July 31, 2018 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.60%, 2.35% and 1.35% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% of the purchase price. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-855-394-9777.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

***	The Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors. The U.S. Aggregate Index is a component of the U.S. Universal Index in its entirety. Fixed income securities are subject to risks including inflationary and interest rate changes, among others. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	The Newfound Multi-Asset Income Fund commenced operations on September 8, 2014.

The Fund’s holdings by asset class as of September 30, 2016 are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Debt	62.8%
Exchange Traded Funds - Equity	28.8%
Exchange Traded Funds - Asset Allocation	7.4%
Short-Term Investments	3.1%
Liabilities in Excess Other Assets	(2.1)%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Newfound Risk Managed U.S. Sectors Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2016

The Fund’s performance figures* for the period ended September 30, 2016 compared to its benchmark:

			Since Inception (1)
	6 Months	1 Year	(Annualized)
Newfound Risk Managed U.S. Sectors Fund - Class A Shares	3.60%	0.96%	(5.79)%
Newfound Risk Managed U.S. Sectors Fund - Class A Shares With Load	(2.33)%	(4.86)%	(9.90)%
Newfound Risk Managed U.S. Sectors Fund - Class C Shares	3.18%	0.24%	(6.29)%
Newfound Risk Managed U.S. Sectors Fund - Class I Shares	3.83%	1.38%	(5.50)%
S&P 500 Total Return Index **	6.40%	15.43%	4.32%
MSCI All Country World Index ***	6.34%	11.96%	(0.85)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until July 31, 2018 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.50%, 2.25% and 1.25% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% of the purchase price. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-855-394-9777.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

***	The MSCI All Country World Index (ACWI) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	The Newfound Risk Managed U.S. Sectors Fund commenced operations on June 2, 2015.

The Fund’s holdings by asset class as of September 30, 2016 are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	98.7%
Short-Term Investments	1.2%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Newfound Risk Managed Global Sectors Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2016

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 99.7%
	EQUITY FUNDS - 99.7%
58,801	iShares Global Consumer Discretionary, ETF	$5,253,869
53,652	iShares Global Consumer Staples, ETF	5,327,644
172,125	iShares Global Energy, ETF	5,657,749
90,440	iShares Global Financials, ETF	4,619,675
51,668	iShares Global Healthcare, ETF	5,205,034
72,772	iShares Global Industrial, ETF	5,369,846
101,466	iShares Global Materials, ETF	5,427,416
49,662	iShares Global Tech, ETF	5,498,080
85,694	iShares Global Telecom, ETF	5,300,174
113,494	iShares Global Utilities, ETF	5,393,235
		53,052,722

	TOTAL EXCHANGE TRADED FUNDS (Cost $49,482,127)	53,052,722

	SHORT-TERM INVESTMENTS - 0.3%
139,065	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.14% + (Cost $139,065)	139,065

	TOTAL INVESTMENTS - 100% (Cost $49,621,192) (a)	$53,191,787
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(11,097)
	TOTAL NET ASSETS - 100.0%	$53,180,690

+	Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $50,174,797 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$3,016,990
Unrealized Depreciation:	—
Net Unrealized Appreciation:	$3,016,990

See accompanying notes to financial statements.

Newfound Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2016

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 92.7%
	ALTERNATIVE FUNDS - 1.5%
375	First Trust Long/Short Equity ETF	$12,398

	ASSET ALLOCATION FUNDS - 10.0%
257	AlphaClone Alternative Alpha ETF*	9,242
597	ProShares Hedge Replication ETF	25,498
527	US Equity High Volatility Put Write Index Fund	10,424
726	WisdomTree Bloomberg U.S. Dollar Bullish Fund	19,028
545	WisdomTree Managed Futures Strategy Fund*	22,928
		87,120
	DEBT FUNDS - 66.2%
804	iShares 20+ Year Treasury Bond ETF	110,558
873	iShares Floating Rate Bond ETF	44,305
168	iShares iBoxx $High Yield Corporate Bond ETF	14,659
60	iShares iBoxx $Investment Grade Corporate Bond ETF	7,391
352	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	35,024
2,008	PowerShares Emerging Markets Sovereign Debt Portfolio	61,505
6,007	PowerShares Senior Loan Portfolio	139,422
3,060	VanEck Vectors High-Yield Municipal Index ETF	98,685
745	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	14,215
335	Vanguard Intermediate-Term Corporate Bond ETF	30,009
201	Vanguard Long-Term Corporate Bond ETF	19,236
		575,009
	EQUITY FUNDS - 15.0%
102	Guggenheim S&P 500 Pure Value ETF	5,393
101	iPATH S&P 500 VIX Short-Term Futures ETN*	3,441
826	IQ Merger Arbitrage ETF	24,119
121	iShares Core S&P Small-Cap ETF	15,022
483	iShares Edge MSCI Min Vol USA ETF	21,943
221	iShares Edge MSCI USA Momentum Factor ETF	17,099
476	ProShares RAFI Long/Short	18,490
348	ProShares S&P 500 Dividend Aristocrats ETF	18,907
150	VelocityShares Daily Inverse VIX Short Term ETN*	5,619
		130,033

	TOTAL EXCHANGE TRADED FUNDS (Cost $774,366)	804,560

	SHORT-TERM INVESTMENTS - 0.2%
2,031	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.14% + (Cost $2,031)	2,031

	TOTAL INVESTMENTS - 92.9% (Cost $776,397)(a)	$806,591
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.1%	61,845
	TOTAL NET ASSETS - 100.0%	$868,436

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $779,849 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$29,241
Unrealized Depreciation:	(2,499)
Net Unrealized Appreciation:	$26,742

See accompanying notes to financial statements.

Newfound Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2016

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 99.0%
	ASSET ALLOCATION FUNDS - 7.4%
61,909	SPDR Barclays Convertible Securities ETF	$2,870,101

	DEBT FUNDS - 62.8%
7,334	iShares 20+ Year Treasury Bond ETF	1,008,498
41,624	iShares iBoxx High Yield Corporate Bond ETF	3,632,110
28,717	iShares iBoxx Investment Grade Corporate Bond ETF	3,537,360
117,914	iShares US Preferred Stock ETF	4,657,603
133,369	PowerShares Emerging Markets Sovereign Debt Portfolio	4,085,093
235,015	PowerShares Senior Loan Portfolio	5,454,698
107,877	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	2,058,293
		24,433,655
	EQUITY FUNDS - 28.8%
1,183	Alerian MLP ETF	15,012
44,724	iShares International Select Dividend ETF	1,340,826
361,518	iShares Mortgage Real Estate Capped ETF	3,799,554
29,793	JPMorgan Alerian MLP Index ETN	938,480
75,768	PowerShares S&P 500 BuyWrite Portfolio	1,594,159
17,848	Vanguard Global ex-U.S. Real Estate ETF	1,002,522
17,248	Vanguard High Dividend Yield ETF	1,244,271
14,958	Vanguard REIT ETF	1,297,457
		11,232,281

	TOTAL EXCHANGE TRADED FUNDS (Cost $37,543,918)	38,536,037

	SHORT-TERM INVESTMENTS - 3.1%
1,199,608	BlackRock Liquidity Funds Treasury Trust Fund Portfolio Class 0.14% + (Cost $1,199,608)	1,199,608

	TOTAL INVESTMENTS - 102.1% (Cost $38,743,526) (a)	$39,735,645
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.1)%	(809,199)
	TOTAL NET ASSETS - 100.0%	$38,926,446

+	Money market fund; interest rate reflects seven-day effective yield on September 30, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $38,882,188 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$853,646
Unrealized Depreciation:	(189)
Net Unrealized Appreciation:	$853,457

See accompanying notes to financial statements.

Newfound Risk Managed U.S. Sectors Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2016

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 98.7%
	EQUITY FUNDS - 98.7%
16,182	Consumer Discretionary Select Sector SPDR Fund	$1,295,207
26,230	Consumer Staples Select Sector SPDR Fund	1,395,698
19,358	Energy Select Sector SPDR Fund	1,366,868
42,727	Financial Select Sector SPDR Fund	824,631
17,745	Health Care Select Sector SPDR Fund	1,279,592
22,696	Industrial Select Sector SPDR Fund	1,324,992
29,886	Materials Select Sector SPDR Fund	1,427,057
6,015	Real Estate Select Sector SPDR Fund	197,106
28,175	Technology Select Sector SPDR Fund	1,346,202
27,656	Utilities Select Sector SPDR Fund	1,354,867
		11,812,221

	TOTAL EXCHANGE TRADED FUNDS (Cost $11,435,232)	11,812,221

	SHORT-TERM INVESTMENTS - 1.2%
141,030	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.14% + (Cost $141,030)	141,030

	TOTAL INVESTMENTS - 99.9% (Cost $11,576,262) (a)	$11,953,251
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	17,009
	TOTAL NET ASSETS - 100.0%	$11,970,260

+	Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,604,979 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$587,165
Unrealized Depreciation:	(238,893)
Net Unrealized Appreciation:	$348,272

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

	Newfound Risk	Newfound	Newfound Multi-	Newfound Risk
	Managed Global	Total Return	Asset Income	Managed U.S.
	Sectors Fund	Fund	Fund	Sectors Fund
ASSETS
Investment securities:
At cost	$49,621,192	$776,397	$38,743,526	$11,576,262
At fair value	$53,191,787	$806,591	$39,735,645	$11,953,251
Receivable due from Advisor	—	30,375	—	—
Dividends and interest receivable	20	1	75	6
Receivable for Fund shares sold	4,802	—	226,986	—
Prepaid expenses and other assets	59,159	50,497	52,592	34,461
TOTAL ASSETS	53,255,768	887,464	40,015,298	11,987,718

LIABILITIES
Distribution (12b-1) fees payable	1,411	65	6,155	2,593
Payable for investments purchased	—	—	999,359	—
Investment advisory fees payable	32,834	—	27,166	1,740
Payable for Fund shares redeemed	—	—	47,724	—
Compliance officer fees payable	3,983	606	174	704
Payable to related parties	4,030	346	6,243	5,291
Non 12b-1 shareholder services fee payable	7,145	441	135	1,722
Accrued expenses and other liabilities	25,675	17,570	1,896	5,408
TOTAL LIABILITIES	75,078	19,028	1,088,852	17,458
NET ASSETS	$53,180,690	$868,436	$38,926,446	$11,970,260

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$58,040,082	$868,314	$38,368,903	$11,975,679
Accumulated net investment income (loss)	110,338	(67)	(3,532)	(1,065)
Accumulated net realized loss from security transactions	(8,540,325)	(30,005)	(431,044)	(381,343)
Net unrealized appreciation (depreciation) on investments	3,570,595	30,194	992,119	376,989
NET ASSETS	$53,180,690	$868,436	$38,926,446	$11,970,260

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
September 30, 2016

	Newfound Risk	Newfound	Newfound Multi-	Newfound Risk
	Managed Global	Total Return	Asset Income	Managed U.S.
	Sectors Fund	Fund	Fund	Sectors Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$7,287,020	$383,924	$25,140,095	$9,376,255
Shares of beneficial interest outstanding	752,909	39,056	2,549,950	1,037,366
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$9.68	$9.83	$9.86	$9.04
Maximum offering price per share (5.75% sales charge)	$10.27	$10.43	$10.46	$9.59

Class C Shares:
Net Assets	$394,989	$9,909	$747,402	$664,889
Shares of beneficial interest outstanding	41,389	1,012	76,108	73,638
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.54	$9.79	$9.82	$9.03

Class I Shares:
Net Assets	$45,498,681	$474,603	$13,038,949	$1,929,116
Shares of beneficial interest outstanding	4,686,494	48,182	1,321,245	212,869
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.71	$9.85	$9.87	$9.06

(a)	Redemptions made within 30 days of purchase may be assesed a redemption fee of 1.00%.

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended September 30, 2016

	Newfound Risk	Newfound	Newfound Multi-	Newfound Risk
	Managed Global	Total Return	Asset Income	Managed U.S.
INVESTMENT INCOME	Sectors Fund	Fund	Fund	Sectors Fund (a)
Dividends	$749,591	$8,625	$613,700	$328,886
Interest	130	10	606	173
TOTAL INVESTMENT INCOME	749,721	8,635	614,306	329,059

EXPENSES
Investment advisory fees	334,160	2,981	119,386	60,336
Distribution (12b-1) fees:
Class A	8,727	430	16,651	12,146
Class C	2,069	49	2,845	3,785
Administrative services fees	24,905	1,100	6,307	4,627
Transfer agent fees	37,131	2,978	3,851	5,855
Registration fees	36,600	27,758	26,940	18,390
Non 12b-1 Shareholder Service	29,465	281	945	3,761
Accounting services fees	17,449	13,372	10,675	10,641
Compliance officer fees	12,512	315	3,579	2,467
Printing expenses	10,968	4,149	5,420	3,211
Legal Fees	10,299	8,329	6,567	6,651
Custodian fees	10,021	2,115	2,521	2,748
Audit Fees	8,065	8,065	8,065	8,112
Trustees fees and expenses	5,179	7,102	5,973	6,991
Insurance expense	1,830	17	—	—
Other expenses	2,698	2,129	2,805	2,002
TOTAL EXPENSES	552,078	81,170	222,530	151,723

Less: Fees waived and expenses reimbursed by the Advisor	(105,950)	(76,537)	(40,832)	(56,452)

NET EXPENSES	446,128	4,633	181,698	95,271
NET INVESTMENT INCOME (LOSS)	303,593	4,002	432,608	233,788

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized Gain (loss) from security transactions	1,493,734	(3,203)	245,876	277,466
Net change in unrealized appreciation (depreciation) on investments	1,235,806	21,579	704,725	(10,659)
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	2,729,540	18,376	950,601	266,807

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,033,133	$22,378	$1,383,209	$500,595

(a)	The Newfound Risk Managed U.S. Sectors Fund commenced operations on June 2, 2015.

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Newfound Risk Managed Global Sectors Fund
	For the
	Six Months Ended	For the
	September 30, 2016	Year Ended
	(Unaudited)	March 31, 2016
FROM OPERATIONS
Net investment income	$303,593	$449,518
Net realized gain (loss) from security transactions	1,493,734	(7,496,437)
Net change in unrealized appreciation (depreciation) on investments	1,235,806	(283,416)
Net increase (decrease) in net assets resulting from operations	3,033,133	(7,330,335)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A	—	(15,276)
Class I	—	(396,854)
From distributions to shareholders	—	(412,130)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	1,943,972	5,956,244
Class C	27,200	160,601
Class I	3,199,155	31,560,400
Distributions Reinvested
Class A	—	11,141
Class I	—	382,452
Redemption fee proceeds
Class A	1	573
Class C	—	40
Class I	531	4,844
Cost of Shares Redeemed
Class A	(1,227,573)	(6,602,802)
Class C	(67,872)	(130,857)
Class I	(17,592,779)	(36,597,317)
Net increase in net assets from shares of beneficial interest	(13,717,365)	(5,254,681)

TOTAL INCREASE IN NET ASSETS	(10,684,232)	(12,997,146)

NET ASSETS
Beginning of Period	63,864,922	76,862,068
End of Period *	$53,180,690	$63,864,922
* Includes accumulated net investment income (loss) of:	$110,338	$(193,255)

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Newfound Risk Managed Global Sectors Fund
	For the
	Six Months Ended	For the
	September 30, 2016	Year Ended
	(Unaudited)	March 31, 2016
SHARE ACTIVITY
Class A:
Shares Sold	208,289	617,607
Shares Reinvested	—	1,194
Shares Redeemed	(131,499)	(703,043)
Net increase (decrease) in shares of beneficial interest outstanding	76,790	(84,242)

Class C:
Shares Sold	2,863	15,979
Shares Redeemed	(7,178)	(14,200)
Net increase (decrease) in shares of beneficial interest outstanding	(4,315)	1,779

Class I:
Shares Sold	338,425	3,219,804
Shares Reinvested	—	40,947
Shares Redeemed	(1,862,035)	(3,877,567)
Net decrease in shares of beneficial interest outstanding	(1,523,610)	(616,816)

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Newfound Total Return Fund
	For the
	Six Months Ended	For the
	September 30, 2016	Year Ended
	(Unaudited)	March 31, 2016
FROM OPERATIONS
Net investment income	$4,002	$4,921
Net realized loss from security transactions	(3,203)	(25,229)
Distributions of realized gains by underlying investment companies	—	375
Net change in unrealized appreciation on investments	21,579	2,310
Net increase (decrease) in net assets resulting from operations	22,378	(17,623)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain
Class A	—	(161)
Class C	—	(6)
Class I	—	(127)
From net investment income
Class A	(1,664)	(3,848)
Class C	(10)	(96)
Class I	(2,395)	(3,329)
From distributions to shareholders	(4,069)	(7,567)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	69,442	102,150
Class I	271,500	—
Distributions Reinvested
Class A	1,519	4,009
Class C	10	103
Class I	1,791	1,724
Net increase in net assets from shares of beneficial interest	344,262	107,986

TOTAL INCREASE IN NET ASSETS	362,571	82,796

NET ASSETS
Beginning of Period	505,865	423,069
End of Period *	$868,436	$505,865
* Includes accumulated net investment income of:	$(67)	$—

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Newfound Total Return Fund
	For the
	Six Months Ended	For the
	September 30, 2016	Year Ended
	(Unaudited)	March 31, 2016

SHARE ACTIVITY
Class A:
Shares Sold	7,122	10,596
Shares Reinvested	155	424
Net increase in shares of beneficial interest outstanding	7,277	11,020

Class C:
Shares Reinvested	1	11
Net increase in shares of beneficial interest outstanding	1	11

Class I:
Shares Sold	27,737	—
Shares Reinvested	182	182
Net increase in shares of beneficial interest outstanding	27,919	182

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Newfound Multi-Asset Income Fund
	For the
	Six Months Ended	For the
	September 30, 2016	Year Ended
	(Unaudited)	March 31, 2016
FROM OPERATIONS
Net investment income	$432,608	$144,590
Net realized gain (loss) from security transactions	245,876	(671,903)
Net change in unrealized appreciation on investments	704,725	294,340
Net increase (decrease) in net assets resulting from operations	1,383,209	(232,973)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(262,080)	(36,695)
Class C	(6,704)	(2,363)
Class I	(167,356)	(148,405)
From distributions to shareholders	(436,140)	(187,463)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	20,901,575	5,305,070
Class C	346,000	500,850
Class I	10,680,286	7,460,412
Distributions Reinvested
Class A	259,826	34,654
Class C	5,337	1,526
Class I	63,188	140,780
Redemption fee proceeds
Class A	2,580	206
Class C	—	29
Class I	1,532	593
Cost of Shares Redeemed
Class A	(1,173,631)	(1,002,684)
Class C	(61,050)	(76,664)
Class I	(7,713,140)	—
Net increase in net assets from shares of beneficial interest	23,312,503	12,364,772

TOTAL INCREASE IN NET ASSETS	24,259,572	11,944,336

NET ASSETS
Beginning of Period	14,666,874	2,722,538
End of Period*	$38,926,446	$14,666,874
* Includes accumulated net investment income loss of:	$(3,532)	$—

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Newfound Multi-Asset Income Fund
	For the
	Six Months Ended	For the
	September 30, 2016	Year Ended
	(Unaudited)	March 31, 2016
SHARE ACTIVITY
Class A:
Shares Sold	2,149,197	564,284
Shares Reinvested	26,578	3,683
Shares Redeemed	(120,242)	(107,396)
Net increase in shares of beneficial interest outstanding	2,055,533	460,571

Class C:
Shares Sold	35,567	52,652
Shares Reinvested	548	163
Shares Redeemed	(6,250)	(8,320)
Net increase in shares of beneficial interest outstanding	29,865	44,495

Class I:
Shares Sold	1,103,882	768,836
Shares Reinvested	6,467	14,905
Shares Redeemed	(806,493)	—
Net increase in shares of beneficial interest outstanding	303,856	783,741

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Newfound Risk Managed U.S. Sectors Fund
	For the
	Period Ended	For the
	September 30, 2016	Year Ended
	(Unaudited)	March 31, 2016 (a)
FROM OPERATIONS
Net investment Income	$233,788	$14,300
Net realized gain (loss) from security transactions	277,466	(661,616)
Net change in unrealized appreciation (depreciation) on investments	(10,659)	387,648
Net increase (decrease) in net assets resulting from operations	500,595	(259,668)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A	(182,582)	(8,991)
Class C	(10,289)	—
Class I	(41,982)	(7,526)
From distributions to shareholders	(234,853)	(16,517)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	2,388,015	9,591,812
Class C	109,125	1,046,212
Class I	1,102,039	3,872,657
Distributions Reinvested
Class A	176,706	8,765
Class C	7,842	—
Class I	38,734	6,828
Redemption fee proceeds
Class A	2	23
Class C	1	37
Class I	2,639	106
Cost of Shares Redeemed
Class A	(2,598,080)	(352,710)
Class C	(445,000)	(28,413)
Class I	(1,648,049)	(1,298,588)
Net increase in net assets from shares of beneficial interest	(866,026)	12,846,729

TOTAL INCREASE IN NET ASSETS	(600,284)	12,570,544

NET ASSETS
Beginning of Period	12,570,544	—
End of Period *	$11,970,260	$12,570,544
* Includes accumulated net investment loss of:	$(1,065)	$—

(a)	The Newfound Risk Managed U.S. Sectors Fund commenced operations on June 2, 2015.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Newfound Risk Managed U.S. Sectors Fund
	For the
	Period Ended	For the
	September 30, 2016	Year Ended
	(Unaudited)	March 31, 2016 (a)
SHARE ACTIVITY
Class A:
Shares Sold	265,936	1,072,295
Shares Reinvested	19,719	962
Shares Redeemed	(281,893)	(39,653)
Net increase in shares of beneficial interest outstanding	3,762	1,033,604

Class C:
Shares Sold	12,129	113,555
Shares Reinvested	874	—
Shares Redeemed	(49,740)	(3,180)
Net increase (decrease) in shares of beneficial interest outstanding	(36,737)	110,375

Class I:
Shares Sold	123,133	410,962
Shares Reinvested	4,311	746
Shares Redeemed	(183,249)	(143,034)
Net increase (decrease) in shares of beneficial interest outstanding	(55,805)	268,674

(a)	The Newfound Risk Managed U.S. Sectors Fund commenced operations on June 2, 2015.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Risk Managed Global Sectors Fund Class A
	Six Months Ended
	September 30, 2016		Year Ended	Period Ended
	(Unaudited)		March 31, 2016	March 31, 2015 (1)

Net asset value, beginning of period	$9.20		$10.06	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.04		0.03	(0.07	) (10)
Net realized and unrealized gain (loss) on investments	0.44		(0.87)	0.20
Total from investment operations	0.48		(0.84)	0.13
Less distributions from:
Net investment income	—		(0.02)	(0.07)
Total distributions	—		(0.02)	(0.07)
Paid-in-Capital From Redemption Fees (9)	0.00		0.00	0.00
Net asset value, end of period	$9.68		$9.20	$10.06
Total return (3)	5.22	% (8)	(8.33)%	1.31	% (8)
Net assets, at end of period (000s)	$7,287		$6,219	$7,646
Ratio of gross expenses to average net assets (4)(6)	2.11	% (5)	1.92%	1.95	% (5)
Ratio of net expenses to average net assets(6)	1.75	% (5)	1.75%	1.75	% (5)
Ratio of net investment income (loss) to average net assets(7)	0.85	% (5)	0.28%	(0.81)	% (5)
Portfolio Turnover Rate	41	% (8)	396%	173	% (8)

(1)	The Newfound Risk Managed Global Sectors Fund commenced operations on May 19, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Adivsor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.01 per share.

(10)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Risk Managed Global Sectors Fund Class C
	Six Months Ended
	September 30, 2016		Year Ended	Period Ended
	(Unaudited)		March 31, 2016	March 31, 2015 (1)

Net asset value, beginning of period	$9.10		$10.00	$10.00
Activity from investment operations:
Net investment loss (2)	—		(0.04)	(0.13	) (10)
Net realized and unrealized gain (loss) on investments	0.44		(0.86)	0.19
Total from investment operations	0.44		(0.90)	0.06
Less distributions from:
Net investment income	—		—	(0.06)
Total distributions	—		—	(0.06)
Paid-in-Capital From Redemption Fees (9)	0.00		0.00	0.00
Net asset value, end of period	$9.54		$9.10	$10.00
Total return (3)	4.84	% (8)	(9.00)%	0.58	% (8)
Net assets, at end of period (000s)	$395		$416	$439
Ratio of gross expenses to average net assets (4)(6)	2.86	% (5)	2.67%	2.70	% (5)
Ratio of net expenses to average net assets (6)	2.50	% (5)	2.50%	2.50	% (5)
Ratio of net investment Income (loss) to average net assets (7)	0.11	% (5)	(0.40)%	(1.46)	% (5)

Portfolio Turnover Rate	41	% (8)	396%	173	% (8)

(1)	The Newfound Risk Managed Global Sectors Fund commenced operations on May 19, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redemption fees. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.01 per share.

(10)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Risk Managed Global Sectors Fund Class I
	Six Months Ended
	September 30, 2016		Year Ended	Period Ended
	(Unaudited)		March 31, 2016	March 31, 2015 (1)

Net asset value, beginning of period	$9.22		$10.07	$10.00
Activity from investment operations:
Net investment income (2)	0.05		0.06	0.06	(10)
Net realized and unrealized gain (loss) on investments	0.44		(0.86)	0.09
Total from investment operations	0.49		(0.80)	0.15
Less distributions from:
Net investment income	—		(0.05)	(0.08)
Total distributions	—		(0.05)	(0.08)
Paid-in-Capital From Redemption Fees (9)	0.00		0.00	—
Net asset value, end of period	$9.71		$9.22	$10.07
Total return (3)	5.31	% (8)	(7.95)%	1.49	% (8)
Net assets, at end of period (000s)	$45,499		$57,230	$68,777
Ratio of gross expenses to average net assets (4)(6)	1.86	% (5)	1.67%	1.70	% (5)
Ratio of net expenses to average net assets (6)	1.50	% (5)	1.50%	1.50	% (5)
Ratio of net investment income to average net assets (7)	1.08	% (5)	0.61%	0.67	% (5)
Portfolio Turnover Rate	41	% (8)	396%	173	% (8)

(1)	The Newfound Risk Managed Global Sectors Fund commenced operations on May 19, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redmption fees. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.01 per share.

(10)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Total Return Fund Class A
	Six Months Ended
	September 30, 2016		Year Ended	Period Ended
	(Unaudited)		March 31, 2016	March 31, 2015 (1)
Net asset value, beginning of period	$9.53		$10.11	$10.00
Activity from investment operations:
Net investment income (2)	0.06		0.09	0.06	(10)
Net realized and unrealized gain (loss) on investments	0.25		(0.51)	0.05	(10)
Total from investment operations	0.31		(0.42)	0.11
Less distributions from:
Net investment income	(0.01)		(0.15)	—
Net realized gains	—		(0.01)	—
Total distributions	(0.01)		(0.16)	—
Net asset value, end of period	$9.83		$9.53	$10.11
Total return (3)	3.64	% (8)	(4.19)%	1.10	% (8)
Net assets, at end of period (000s)	$384		$303	$210
Ratio of gross expenses to average net assets (4)(6)	2.55	% (5)	30.68%	63.88	% (5)
Ratio of net expenses to average net assets (6)	1.50	% (5)	1.50%	1.50	% (5)
Ratio of net investment income to average net assets (7)	1.10	% (5)	0.83%	1.03	% (5)
Portfolio Turnover Rate	27	% (8)	161%	104	% (8)

(1)	The Newfound Total Return Fund commenced operations on September 8, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.01 per share.

(10)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Total Return Fund Class C
	Six Months Ended
	September 30, 2016		Year Ended	Period Ended
	(Unaudited)		March 31, 2016	March 31, 2015 (1)
Net asset value, beginning of period	$9.49		$10.09	$10.00
Activity from investment operations:
Net investment income (2)	0.02		0.02	0.04	(10)
Net realized and unrealized gain (loss) on investments	0.28		(0.51)	0.05	(10)
Total from investment operations	0.30		(0.49)	0.09
Less distributions from:
Net investment income	—		(0.10)	—
Net realized gains	—		(0.01)	—
Total distributions	—		(0.11)	—
Paid-in-Capital From Redemption Fees	—		—	—
Net asset value, end of period	$9.79		$9.49	$10.09
Total return (3)	3.27	% (8)	(4.92)%	0.90	% (8)
Net assets, at end of period (000s)	$10		$10	$10
Ratio of gross expenses to average net assets (4)(6)	3.30	% (5)	31.43%	64.63	% (5)
Ratio of net expenses to average net assets (6)	2.25	% (5)	2.25%	2.25	% (5)
Ratio of net investment income to average net assets (7)	0.36	% (5)	0.13%	0.62	% (5)
Portfolio Turnover Rate	27	% (8)	161%	104	% (8)

(1)	The Newfound Total Return Fund commenced operations on September 8, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.01 per share.

(10)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Total Return Fund Class I
	Six Months Ended
	September 30, 2016		Year Ended	Period Ended
	(Unaudited)		March 31, 2016	March 31, 2015 (1)
Net asset value, beginning of period	$9.55		$10.12	$10.00
Activity from investment operations:
Net investment income (2)	0.06		0.12	0.06	(10)
Net realized and unrealized gain (loss) on investments	0.25		(0.51)	0.06	(10)
Total from investment operations	0.31		(0.39)	0.12
Less distributions from:
Net investment income	(0.01)		(0.17)	—
Net realized gains	—		(0.01)	—
Total distributions	(0.01)		(0.18)	—
Net asset value, end of period	$9.85		$9.55	$10.12
Total return (3)	3.75	% (8)	(3.92)%	1.20	% (8)
Net assets, at end of period (000s)	$475		$193	$203
Ratio of gross expenses to average net assets (4)(6)	2.30	% (5)	30.43%	63.63	% (5)
Ratio of net expenses to average net assets (6)	1.25	% (5)	1.25%	1.25	% (5)
Ratio of net investment income to average net assets (7)	1.34	% (5)	1.13%	1.10	% (5)
Portfolio Turnover Rate	27	% (8)	161%	104	% (8)

(1)	The Newfound Total Return Fund commenced operations on September 8, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.01 per share.

(10)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Multi-Asset Income Fund Class A
	Six Months Ended
	September 30, 2016		Year Ended	Period Ended
	(Unaudited)		March 31, 2016	March 31, 2015 (1)
Net asset value, beginning of period	$9.41		$10.10	$10.00
Activity from investment operations:
Net investment income (2)	0.19		0.13	0.30	(10)
Net realized and unrealized loss on investments(9)	0.27		(0.54)	(0.20	) (10)
Total from investment operations	0.46		(0.41)	0.10
Less distributions from:
Net investment income	(0.01)		(0.28)	—
Net realized gains	—		—	—
Total distributions	(0.01)		(0.28)	—
Paid-in-Capital From Redemption Fees	—	(9)	—	—
Net asset value, end of period	$9.86		$9.41	$10.10
Total return (3)	6.23	% (8)	(4.10)%	1.00	% (8)
Net assets, at end of period (000s)	$25,140		$4,651	$342
Ratio of gross expenses to average net assets (4)(6)	2.01	% (5)	2.83%	29.17	% (5)
Ratio of net expenses to average net assets(6)	1.60	% (5)	1.60%	1.60	% (5)
Ratio of net investment income to average net assets(7)	3.72	% (5)	1.27%	5.39	% (5)
Portfolio Turnover Rate	87	% (8)	443%	59	% (8)

(1)	The Newfound Multi-Asset Income Fund commenced operations on September 8, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.01 per share.

(10)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Multi-Asset Income Fund Class C
	Six Months Ended
	September 30, 2016		Year Ended	Period Ended
	(Unaudited)		March 31, 2016	March 31, 2015 (1)
Net asset value, beginning of period	$9.37		$10.05	$10.00
Activity from investment operations:
Net investment income (2)	0.13		0.05	0.27	(10)
Net realized and unrealized loss on investments (9)	0.33		(0.54)	(0.22)	(10)
Total from investment operations	0.46		(0.49)	0.05
Less distributions from:
Net investment income	(0.01)		(0.19)	—
Total distributions	(0.01)		(0.19)	—
Paid-in-Capital From Redemption Fees	—	(9)	—	—
Net asset value, end of period	$9.82		$9.37	$10.05
Total return (3)	5.88	% (8)	(4.85)%	0.50	% (8)
Net assets, at end of period (000s)	$747		$433	$18
Ratio of gross expenses to average net assets (4)(6)	2.76	% (5)	3.58%	29.92	% (5)
Ratio of net expenses to average net assets (6)	2.35	% (5)	2.35%	2.35	% (5)
Ratio of net investment income to average net assets (7)	2.77	% (5)	0.56%	4.77	% (5)
Portfolio Turnover Rate	87	% (8)	443%	59	% (8)

(1)	The Newfound Multi-Asset Income Fund commenced operations on September 8, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.01 per share.

(10)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Multi-Asset Income Fund Class I
	Six Months Ended
	September 30, 2016		Year Ended	Period Ended
	(Unaudited)		March 31, 2016	March 31, 2015 (1)
Net asset value, beginning of period	$9.42		$10.11	$10.00
Activity from investment operations:
Net investment income (2)	0.17		0.16	0.43	(10)
Net realized and unrealized loss on investments (9)	0.29		(0.55)	(0.32	) (10)
Total from investment operations	0.46		(0.39)	0.11
Less distributions from:
Net investment income	(0.01)		(0.30)	—
Total distributions	(0.01)		(0.30)	—
Paid-in-Capital From Redemption Fees	—	(9)	—	—
Net asset value, end of period	$9.87		$9.42	$10.11
Total return (3)	6.31	% (8)	(3.87)%	1.10	% (8)
Net assets, at end of period (000s)	$13,039		$9,583	$2,363
Ratio of gross expenses to average net assets (4)(6)	1.76	% (5)	2.58%	28.92	% (5)
Ratio of net expenses to average net assets (6)	1.35	% (5)	1.35%	1.35	% (5)
Ratio of net investment income to average net assets (7)	3.49	% (5)	1.65%	7.58	% (5)
Portfolio Turnover Rate	87	% (8)	443%	59	% (8)

(1)	The Newfound Multi-Asset Income Fund commenced operations on September 8, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.01 per share.

(10)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Newfound Risk Managed U.S. Sectors Fund Class A
	Period Ended
	September 30, 2016	Period Ended
	(Unaudited)	March 31, 2016 (1)

Net asset value, beginning of period	$8.90	$10.00
Activity from investment operations:
Net investment loss (2)	0.18	0.04
Net realized and unrealized loss on investments	0.14	(1.12)
Total from investment operations	0.32	(1.08)
Less distributions from:
Net investment income	(0.18)	(0.02)
Total distributions	(0.18)	(0.02)
Paid-in-Capital From Redemption Fees (9)	—	—
Net asset value, end of period	$9.04	$8.90
Total return (3)(8)	3.60%	(10.83)%
Net assets, at end of period (000s)	$9,376	$9,197
Ratio of gross expenses to average net assets (4)(5)(6)	3.64%	3.61%
Ratio of net expenses to average net assets (5)(6)	1.50%	1.50%
Ratio of net investment loss to average net assets (5)(7)	5.74%	0.54%
Portfolio Turnover Rate (8)	111%	308%

(1)	The Newfound Risk Managed U.S. Sectors Fund commenced operations on June 2, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.01 per share.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Newfound Risk Managed U.S. Sectors Fund Class C
	Period Ended
	September 30, 2016	Period Ended
	(Unaudited)	March 31, 2016 (1)

Net asset value, beginning of period	$8.89	$10.00
Activity from investment operations:
Net investment loss (2)	0.12	(0.03)
Net realized and unrealized loss on investments	(0.12)	(1.08)
Total from investment operations	(0.00)	(1.11)
Less distributions from:
Net investment income	0.14	—
Total distributions	0.14	—
Paid-in-Capital From Redemption Fees (9)	—	—
Net asset value, end of period	$9.03	$8.89
Total return (3)(8)	3.18%	(11.10)%
Net assets, at end of period (000s)	$665	$981
Ratio of gross expenses to average net assets (4)(5)(6)	4.39%	4.36%
Ratio of net expenses to average net assets (5)(6)	2.25%	2.25%
Ratio of net investment loss to average net assets (5)(7)	3.90%	(0.46)%
Portfolio Turnover Rate (8)	111%	308%

(1)	The Newfound Risk Managed U.S. Sectors Fund commenced operations on June 2, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.01 per share.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Newfound Risk Managed U.S. Sectors Fund Class I
	Period Ended
	September 30, 2016	Period Ended
	(Unaudited)	March 31, 2016 (1)

Net asset value, beginning of period	$8.91	$10.00
Activity from investment operations:
Net investment loss (2)	0.16	0.03
Net realized and unrealized loss on investments	0.16	(1.10)
Total from investment operations	0.32	(1.07)
Less distributions from:
Return of capital
Net investment income	(0.18)	(0.02)
Total distributions	(0.18)	(0.02)
Paid-in-Capital From Redemption Fees (9)	0.01	—
Net asset value, end of period	$9.06	$8.91
Total return (3)(8)	3.83%	(10.66)%
Net assets, at end of period (000s)	$1,929	$2,395
Ratio of gross expenses to average net assets (4)(5)(6)	3.39%	3.36%
Ratio of net expenses to average net assets (5)(6)	1.25%	1.25%
Ratio of net investment loss to average net assets (5)(7)	5.68%	0.37%
Portfolio Turnover Rate (8)	111%	308%

(1)	The Newfound Risk Managed U.S. Sectors Fund commenced operations on June 2, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.01 per share.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2016

1.	ORGANIZATION

The Newfound Risk Managed Global Sectors Fund (“Risk Managed Global Sectors Fund”), the Newfound Total Return Fund (“Total Return Fund”), the Newfound Multi-Asset Income Fund (“Multi-Asset Income Fund”), and the Newfound Risk Managed U.S. Sectors Fund (“Risk Managed U.S. Sectors Fund”) (collectively the “Funds”) are each a series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company. The Risk Managed Global Sectors Fund primarily seeks long term capital appreciation and secondarily seeks capital preservation. The Total Return Fund seeks capital appreciation and income. The Multi-Asset Income Fund seeks income with capital appreciation as a secondary objective . The Risk Managed U.S. Sectors Fund seeks long term capital appreciation with an emphasis on preservation of capital. The Risk Managed Global Sectors Fund commenced operations on May 19, 2014. The Total Return Fund and Multi-Asset Income Fund commenced operations on September 8, 2014. The Risk Managed U.S. Sectors Fund commenced operations on June 2, 2015.

The Funds currently offer Class A, Class C, and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the respective Fund and classes of a Fund are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares of a Fund have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2016

meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2016

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2016 for the Funds’ assets and liabilities measured at fair value:

Newfound Risk Managed Global Sectors Fund

			Level 3 (Other
		Level 2 (Other	Significant
		Significant	Unobservable
Assets *	Level 1 (Quoted Prices)	Observable Inputs)	Inputs)	Total
Exchange Traded Funds	$53,052,722	$—	$—	$53,052,722
Short-Term Investments	139,065	—	—	139,065
Total	$53,191,787	$—	$—	$53,191,787

Newfound Total Return Fund
			Level 3 (Other
		Level 2 (Other	Significant
		Significant	Unobservable
Assets *	Level 1 (Quoted Prices)	Observable Inputs)	Inputs)	Total
Exchange Traded Funds	$804,560	$—	$—	$804,560
Short-Term Investments	2,031	—	—	2,031
Total	$806,591	$—	$—	$806,591

Newfound Multi-Asset Income Fund
			Level 3 (Other
		Level 2 (Other	Significant
		Significant	Unobservable
Assets *	Level 1 (Quoted Prices)	Observable Inputs)	Inputs)	Total
Exchange Traded Funds	$38,536,037	$—	$—	$38,536,037
Short-Term Investments	1,199,608	—	—	1,199,608
Total	$39,735,645	$—	$—	$39,735,645

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2016

Newfound Risk Managed U.S. Sectors Fund
			Level 3 (Other
		Level 2 (Other	Significant
		Significant	Unobservable
Assets *	Level 1 (Quoted Prices)	Observable Inputs)	Inputs)	Total
Exchange Traded Funds	$11,812,221	$—	$—	$11,812,221
Short-Term Investments	141,030	—	—	141,030
Total	$11,953,251	$—	$—	$11,953,251

The Funds did not hold any Level 2 or Level 3 securities during the period.

There were no transfers into and out of any Level during the current period presented.

It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

*	Refer to the Schedule of Investments for classification by asset class.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually for the Risk Managed Global Sectors Fund, and quarterly for the Total Return Fund, Multi-Asset Income Fund, and Risk Managed U.S. Sectors Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013-2015, or expected to be taken in the Fund’s 2016 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2016

3.	INVESTMENT TRANSACTIONS

For the period ended September 30, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $23,669,545 and $37,228,983, respectively, for Risk Managed Global Sectors Fund, $505,583 and $155,868 respectively, for Total Return Fund, $44,661,767 and $21,615,212 respectively, for Multi-Asset Income Fund and $14,006,027 and $14,947,744 respectively, for Risk Managed U.S. Sectors Fund.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Newfound Research LLC serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, calculated and accrued daily and paid monthly, at an annual rate of 1.15%, 0.90%, 1.00%, and 0.95% of the Risk Managed Global Sectors Fund’s, Total Return Fund’s, Multi-Asset Income Fund’s, and Risk Managed U.S. Sectors Fund’s average daily net assets, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until July 31, 2018 to waive a portion of its management fees and reimburse expenses of each Fund, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.75%, 2.50% and 1.50% of average daily net assets attributable to the Risk Managed Global Sectors Fund Class A, Class C, and Class I shares, respectively, 1.50%, 2.25%, and 1.25% attributable to the Total Return Fund Class A, Class C, and Class I shares, respectively, 1.50%, 2.25%, and 1.25% attributable to the Multi-Asset Income Fund Class A, Class C and Class I shares, respectively, and 1.50%, 2.25%, and 1.25% attributable to the Risk Managed U.S. Sectors Fund Class A, Class C and Class I shares, respectively.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s management fees are subsequently less than the agreed upon percentage of average daily net assets attributable to Class A, Class C, and Class I shares, the Advisor shall be entitled to reimbursement by the Fund for such waiver. For the year or period ended September 30, 2016, the Advisor waived $105,950, $76,537, $40,832 and $56,452 in expenses for the Risk Managed Global Sectors Fund, Total Return Fund, Multi-Asset Income Fund, and Risk Managed U.S. Sectors Fund, respectively. As of September 30, 2016, the Advisor has waived/reimbursed expenses that may be recovered no later than September 30, of the year indicated below:

	2018	2019
Newfound Risk Managed Global Sectors Fund	$77,852	$132,395
Newfound Total Return Fund	$80,347	$132,840
Newfound Multi-Asset Income Fund	$81,071	$112,312
Newfound Risk Managed US Sectors Fund	$0	$62,000

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to the Class A shares and Class C shares, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2016

The Plans are a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. The Plans further provide for periodic payments to brokers, dealers and other financial intermediaries, for providing shareholder services and for promotional and other sales-related costs. For the year or period ended September 30, 2016, the Funds accrued the following fees under the Plans:

Fund	Fee
Risk Managed Global Sectors Fund	$10,796
Total Return Fund	479
Multi-Asset Income Fund	19,496
Risk Managed U.S. Sectors Fund	15,931

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, and Class I shares. During the period ended September 30, 2016 the Distributor received $6,887, $0, and $0 in underwriting commissions for Class A shares, Class C shares, and Class I shares, respectively for the Risk Managed Global Sectors Fund, of which $958, $0, and $0 was retained by the principal underwriter or other affiliated broker-dealers for Class A shares, Class C shares, and Class I shares, respectively. The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, and Class I shares. The Distributor received $7,661, $0, and $0 in underwriting commissions for Class A shares, Class C shares, and Class I shares, respectively for the Multi-Asset Income Fund, of which $1,130, $0, and $0 was retained by the principal underwriter or other affiliated broker-dealers for Class A shares, Class C shares, and Class I shares, respectively. The Distributor received $3,218, $0, and $0 in underwriting commissions for Class A shares, Class C shares, and Class I shares, respectively for the Total Return Fund, of which $490, $0, and $0 was retained by the principal underwriter or other affiliated broker-dealers for Class A shares, Class C shares, and Class I shares, respectively. The Distributor received $10,263, $0, and $0 in underwriting commissions for Class A shares, Class C shares, and Class I shares, respectively for the Risk Managed US Sectors Fund, of which $1,467, $0, and $0 was retained by the principal underwriter or other affiliated broker-dealers for Class A shares, Class C shares, and Class I shares, respectively.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to an administrative servicing agreement with GFS, each Fund pays GFS customary fees based on aggregate net assets of the Funds, for providing administration, fund accounting, and transfer agency services to the Funds in accordance with this agreement, GFS pays for all other operations services for the Funds, including but not limited to legal fees, audit fees, compliance services and custody fees. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2016

5.	REDEMPTION FEES

A 1.00% redemption fee is imposed by the Funds to offset transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions of shares made within 90 days of purchase date. Redemption fees are recorded by the Fund as a redemption of Fund shares and as a credit to paid-in-capital. For the year or period ended September 30, 2016 the Funds received $ 532, $0, $4,112, and $2,642 in redemption fees for the Risk Managed Global Sectors Fund, Total Return Fund, Multi-Asset Income Fund, and Risk Managed US Sectors Fund, respectively.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the period ended March 31, 2016 and March 31, 2015 was as follows:

	For the period ended March 31, 2016				For the period ended March 31, 2015
	Ordinary	Long-Term	Return of		Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total	Income	Capital Gains	Capital	Total
Newfound Risk Managed Global Sectors Fund	$393,559	$—	$18,571	$412,130	$466,568	$—	$23,664	$490,232
Newfound Total Return Fund	7,252	49	266	7,567	—	—	—	—
Newfound Multi-Asset Income Fund	176,563	—	10,900	187,463	—	—	—	—
Newfound Risk Managed U.S. Sectors Fund	14,300	—	2,217	16,517	—	—	—	—

As of March 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Newfound Risk Managed Global Sectors Fund	$—	$—	$(6,763,945)	$—	$(2,909,764)	$1,781,184	$(7,892,525)
Newfound Total Return Fund	—	—	(2,077)	—	(21,402)	5,292	(18,187)
Newfound Multi-Asset Income Fund	—	—	(335,089)	—	(204,868)	150,431	(389,526)
Newfound Risk Managed U.S. Sectors Fund	—	—	(100,846)	—	(532,053)	358,931	(273,968)

The difference between book basis and tax basis unrealized appreciation/depreciation, and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Newfound Risk Managed Global Sectors Fund incurred and elected to defer such late year losses as follows:

Late Year
Fund	Losses
Newfound Risk Managed Global Sectors Fund	$193,255
Newfound Total Return Fund	—
Newfound Multi-Asset Income Fund	—
Newfound Risk Managed U.S. Sectors Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Newfound Risk Managed Global Sectors Fund	$2,716,509
Newfound Total Return Fund	21,402
Newfound Multi-Asset Income Fund	204,868
Newfound Risk Managed U.S. Sectors Fund	532,053

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2016

At March 31, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Fund	Short-Term	Long-Term	Total	Expiration
Newfound Risk Managed Global Sectors Fund	$6,659,421	$104,524	$6,763,945	Non-expiring
Newfound Total Return Fund	2,077	—	2,077	Non-expiring
Newfound Multi-Asset Income Fund	334,894	195	335,089	Non-expiring
Newfound Risk Managed U.S. Sectors Fund	100,846	—	100,846	Non-expiring

Permanent book and tax differences, primarily attributable to the reclass of ordinary income distributions and adjustments for non-deductible expenses, resulted in reclassifications for the Funds for the period ended March 31, 2016 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Fund	Capital	Income (Loss)	Gains (Loss)
Newfound Risk Managed Global Sectors Fund	$(18,571)	$18,571	$—
Newfound Total Return Fund	(266)	261	5
Newfound Multi-Asset Income Fund	(11,212)	11,212	—
Newfound Risk Managed U.S. Sectors Fund	(2,217)	2,217	—

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of September 30, 2016, SP Investment Associates was the record owner of 44.73% of the Risk Managed Global Sectors Fund’s outstanding shares, Charles Schwab & Co. was the record owner of 34.17% of the Total Return Fund’s outstanding shares, TD Ameritrade was the record owner of 54.92% of the Multi-Asset Income Fund’s outstanding shares, and TD Ameritrade was the record owner of 45.44% of the Risk Managed U.S. Sector, respectively. Charles Schwab & Co., SP Investment Associates, and TD Ameritrade, may be the beneficial owner of some or all of the shares for each respective Fund, or may hold the shares for the benefit of others. As a result, Charles Schwab & Co., SP Investment Associates, National Financial Services, LLC, and TD Ameritrade may be deemed to control the Risk Managed Global Sectors Fund, Total Return Fund, and Multi-Asset Income Fund, respectively.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Renewal of Advisory Agreement – Newfound Risk Multi-Asset Income Fundand Newfound Total Return Fund

In connection with a meeting held on August 18th and 19th, 2016, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Newfound Research, LLC (“NFR”), and the Trust, with respect to the Newfound Risk Multi-Asset Income Fund and Newfound Total Return Fund (“Newfound MAI” and “Newfound TR”, each a “Fund” and collectively, the “Funds”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to Newfound MAI and Newfound TR and the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Service. The Board noted that NFR was established in 2008 as a financial technology and product innovation firm creating rules based, behavior driven investment strategies of customized multi-asset portfolios based on its proprietary intellectual property and analytics. The Board reviewed the background information of the key investment personnel responsible for servicing the Fund and was satisfied with the personnel’s diverse experience. The Board expressed its familiarity with the firm, highlighting that NFR manages four mutual funds within the Trust. The Trustees reviewed NFR’s investment process and noted that NFR utilizes its rules based quantitative model and its research to create and manage a variety of tactical portfolios. The Trustees also noted that NFR has designed its models with a focus on risk management, as the models automatically perform quality control checks whenever new allocations are generated intended to avoid faulty data, limit concentration, and adjust for volatility. The Board noted the firm’s strong focus on compliance, noting that NFR had reported no material compliance or litigation issues since the Board’s previous approval of the advisory agreements. The Board expressed satisfaction regarding the firm’s strong technological know-how and reputation within the industry. The Trustees concluded the NFR has and will likely continue to provide high quality service to Newfound MAI and Newfound TR and their shareholders.

Performance.

Newfound MAI – The Board reviewed the performance of the Fund, noting that over the one-year period, it had underperformed the Barclays Aggregated Bond Index and S&P 500, but outperformed the adviser-created benchmark composed of equal weights of the Barclays Aggregated Bond Index and MSCI All Country World Index (the “50/50 Benchmark”), as well as its peer group and Morningstar category average return. Since inception, the Trustees observed that the Fund outperformed its peer group and Morningstar category, but underperformed the other benchmarks. The Trustees acknowledged the adviser’s determination that the 50/50 Benchmark is the best comparison for the Fund as it approximates the mix of investment types used by the Fund. The Board stated its satisfaction that the adviser’s strategy has minimized whipsaws in the volatile market, noting that this often proves difficult for tactical strategies. The Board concluded that, in light of these factors, and the fact that the Fund’s performance was generally above its peers, it was satisfied that the strategy appeared to be performing consistent with expectations.

Newfound TR – The Board reviewed the performance of the Fund, noting that for both the one-year and since-inception periods, it underperformed the Barclays Aggregated Bond Index but outperformed its peer group and Morningstar multi-alternative category. The Trustees acknowledged that, in a declining interest environment, the Fund’s underperformance to the benchmark was not unexpected due to the different nature of its strategy. The Board noted the adviser’s viewpoint that the Fund’s performance should be judged over the long term as the market completes a full cycle. The Board concluded that NFR had provided reasonable performance for the Fund and its shareholders.

Fees & Expenses.

Newfound MAI – The Board noted that NFR charges an annual advisory fee of 1.00%, which is higher than the peer group and Morningstar category averages, though within the range of each. The Board further noted that the Fund’s expense ratio was also higher than each of the peer group and Morningstar category averages, but again within the range of each. The Board observed that several funds in both the peer group and Morningstar category are from large mutual fund complexes that have very large asset levels, enabling them to have achieved some economies of scale. The Board also observed the adviser’s notation that the Fund’s fully tactical strategy requires additional labor and expertise to operate and that the peer group and category do not reflect a perfect comparison. The Board concluded the advisory fee was not unreasonable.

Newfound TR – The Board noted that NFR charges an annual advisory fee of 0.90%, which is lower than the peer group and Morningstar category averages. The Board also discussed that the Fund’s expense ratio was slightly higher than each of the peer group and Morningstar category averages, but within the range of each. The Board observed that several funds in both the peer group and Morningstar category are from large mutual fund complexes that have very large asset levels, enabling them to have achieved some economies of scale which can result in lower expense ratios. In addition, the Board also noted that some of the difference in expense ratio may be due to the fees and expenses of the underlying funds held by the Fund. The Board concluded the advisory fee was reasonable.

Economies of Scale. The Board discussed the size of the Funds and their prospects for growth, concluding that they had not yet achieved meaningful economies justifying breakpoints. However, a representative of NFR agreed that, as each Fund grows and NFR achieves economies of scale in regards to their operation, the firm would be willing to discuss a fee reduction for each Fund. The Board agreed to monitor and address the issue at the appropriate time.

Profitability. The Trustees reviewed the profitability analysis in connection with the management of the Funds provided by NFR. They observed the fact that NFR was not making a profit from its work with either Fund, and therefore concluded that the level of profit realized by NFR in connection with its relationship with the Funds was not excessive.

Conclusion. Having requested and received such information from NFR as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreements, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structures were reasonable and that renewal of the advisory agreements was in the best interests of the Trust and the shareholders of each of Newfound MAI and Newfound TR.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

The Newfound Funds
Expense Examples (Unaudited)
September 30, 2016

Example

As a shareholder of a Fund you will incur two types of costs: (1) transaction costs, including sales loads and redemption fees; and (2) ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from each Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
	Expense Ratio	4/1/16	9/30/16	Period	9/30/16	Period

Newfound Risk Managed Global Sectors Fund – Class A (a)	1.75%	$1,000.00	$1,052.20	$9.00	$1,016.29	$ 8.85
Newfound Risk Managed Global Sectors Fund – Class C (a)	2.50%	$1,000.00	$1,048.40	$12.84	$1,012.53	$12.61
Newfound Risk Managed Global Sectors Fund – Class I (a)	1.50%	$1,000.00	$1,053.10	$7.72	$1,017.55	$ 7.59
Newfound Total Return Fund – Class A (a)	1.50%	$1,000.00	$1,036.40	$7.66	$1,017.55	$ 7.59
Newfound Total Return Fund – Class C (a)	2.25%	$1,000.00	$1,032.70	$11.47	$1,013.79	$11.36
Newfound Total Return Fund – Class I (a)	1.25%	$1,000.00	$1,037.50	$6.38	$1,018.80	$ 6.33
Newfound Multi-Asset Income Fund – Class A (a)	1.60%	$1,000.00	$1,062.30	$8.27	$1,017.05	$ 8.09
Newfound Multi-Asset Income Fund – Class C (a)	2.35%	$1,000.00	$1,058.80	$12.13	$1,013.29	$11.86
Newfound Multi-Asset Income Fund – Class I (a)	1.35%	$1,000.00	$1,063.10	$6.98	$1,018.30	$ 6.83
Newfound Risk Managed U.S. Sectors Fund – Class A (a)	1.50%	$1,000.00	$ 976.70	$7.93	$1,011.51	$ 8.07
Newfound Risk Managed U.S. Sectors Fund – Class C (a)	2.25%	$1,000.00	$1,031.80	$11.97	$1,009.04	$11.84
Newfound Risk Managed U.S. Sectors Fund – Class I (a)	1.25%	$1,000.00	$1,038.30	$6.90	$1,012.33	$ 6.81

(a)	Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days and divided by 365.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■      Social Security number and income

■      assets, account transfers and transaction history

■      investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■     open an account or give us contact information

■     provide account information or give us your income information

■     make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes—information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended September 30 as well as a description of the policies and procedures that the Funds uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-394-9777 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file, or will file other complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available, or will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-394-9777.

INVESTMENT ADVISOR
Newfound Research LLC
425 Boylston Street, 3rd Floor
Boston, Massachusetts 02116

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ James Ash

James Ash, Principal Executive Officer/President

Date 12/08/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Ash

James Ash, Principal Executive Officer/President

Date 12/08/2016

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 12/08/2016